Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Central Index Key	0000720064
Amendment Flag	false
Document Creation Date	Sep. 27, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Z
Prospectus:
Trading Symbol	DRCAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class C
Prospectus:
Trading Symbol	DCACX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class A
Prospectus:
Trading Symbol	DCAAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class I
Prospectus:
Trading Symbol	DCMIX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Y
Prospectus:
Trading Symbol	DCAYX